Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 419,456,026	$ 245,999,192
Other current financial assets	20,627,062	584,244
Other current non-financial assets	6,002,142	15,831,486
Trade and other current receivables	419,752,286	445,071,856
Current accounts receivable from related parties	71,856,046	52,858,384
Inventories	39,686,942	37,539,596
Current tax assets	77,756,048	55,649,171
Total current assets other than assets or disposal groups held for sale	1,055,136,552	853,533,929
Non-current assets or disposal groups held for sale	4,205,233	12,993,008
TOTAL CURRENT ASSETS	1,059,341,785	866,526,937
NON-CURRENT ASSETS
Other non-current financial assets	33,418,204	28,827,542
Other non-current non-financial assets	13,813,139	13,336,152
Trade and other non-current receivables	36,182,399	33,500,105
Investments accounted for using the equity method	12,707,221	18,738,198
Intangible assets other than goodwill	55,170,904	44,470,750
Goodwill	887,257,655	887,257,655
Property, plant and equipment	3,585,687,137	3,476,128,634
Investment property	8,356,772	8,128,522
Deferred tax assets	2,837,792	21,796,517
TOTAL NON-CURRENT ASSETS	4,635,431,223	4,532,184,075
TOTAL ASSETS	5,694,773,008	5,398,711,012
CURRENT LIABILITIES
Other current financial liabilities	18,815,448	25,696,166
Trade and other current payables	594,498,606	561,505,283
Current accounts payable to related parties	119,612,972	90,428,929
Other current provisions	5,636,171	6,493,532
Current tax liabilities	67,027,507	61,599,415
Other current non-financial liabilities	11,225,942	11,523,322
TOTAL CURRENT LIABILITIES	816,816,646	757,246,647
NON-CURRENT LIABILITIES
Other non-current financial liabilities	781,978,145	854,016,751
Trade and other non-current payables	659,824	1,483,113
Non-current accounts payable to related parties	318,518	251,527
Other long-term provisions	78,422,837	63,106,908
Deferred tax liabilities	172,223,681	199,364,794
Non-current provisions for employee benefits	57,081,924	59,934,127
Other non-current non-financial liabilities	309,776	313,503
TOTAL NON-CURRENT LIABILITIES	1,090,994,705	1,178,470,723
TOTAL LIABILITIES	1,907,811,351	1,935,717,370
EQUITY
Allocated capital	2,229,108,975	2,229,108,975
Retained earnings	1,751,605,583	1,569,375,291
Other reserves	(997,330,548)	(1,035,092,978)
Equity attributable to Enel Chile	2,983,384,010	2,763,391,288
Non-controlling interests	803,577,647	699,602,354
TOTAL EQUITY	3,786,961,657	3,462,993,642
TOTAL LIABILITIES AND EQUITY	$ 5,694,773,008	$ 5,398,711,012